Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 14:      Income Taxes

The provision for income taxes includes these components:

	For The Year Ended December 31,
	2011	2010	2009
Taxes currently payable	$(178,817)	$(645,161)	$347,655
Deferred provision (benefit)	836,845	(5,857,134)	(1,008,043)
Income tax expense (benefit)	$658,028	$(6,502,295)	$(660,388)

A reconciliation of income tax expense at the statutory rate to the Company's actual income tax expense is shown below:

	For The Year Ended December 31,
	2011	2010	2009
Computed at the statutory rate (34%)	$789,455	$(7,519,272)	$(94,485)
Decrease resulting from
Tax exempt interest	(328,603)	(458,031)	(370,944)
Goodwill impairment	-	1,591,526	-
BOLI Income	(125,889)	-	-
BOLI Surrender	216,631	-	-
Penalty on Modified Endowment Contracts (MEC)	63,715	-	-
Other	42,719	(116,518)	(194,959)
Actual tax expense (benefit)	$658,028	$(6,502,295)	$(660,388)

The Company or one of its subsidiaries files income tax returns in the U.S. federal and Ohio state and local jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local examinations by tax authorities for years before 2008.

The Company accounts for uncertainties in income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As a result of the implementation of ASC 740, the Company did not become aware of any liability for uncertain tax positions that it believes should be recognized in the financial statements.

The tax effects of temporary differences related to deferred taxes shown on the balance sheets are:

	At December 31,
	2011	2010
Deferred tax assets
Allowance for loan losses	$2,219,931	$2,250,143
OREO Writedowns/Expense	192,519	270,416
Accrued compensation and benefits	453,939	441,894
Net deferred loan fees	100,844	93,730
Mark to market adjustments	200,026	513,782
Purchase accounting adjustments	30,145	57,621
NOL carry over	3,888,931	4,755,310
AMT credit carry over	201,638	282,639
Other	220,214	180,430
	7,508,187	8,845,965

Deferred tax liabilities
Depreciation	(1,078,195)	(1,424,244)
Mortgage servicing rights	(958,780)	(1,084,732)
Unrealized gains on available-for-sale securities	(691,914)	(611,750)
Purchase accounting adjustments	(1,793,916)	(1,881,443)
Prepaids	(233,843)	(175,248)
FHLB stock dividends	(465,562)	(465,562)
	(5,222,210)	(5,642,979)

Net deferred tax asset	$2,285,977	$3,202,986

The NOL carry over of $11,438,000 begins to expire in 2024.

The Company performed a valuation analysis based on income projections of the deferred tax asset as of December 31, 2011. Based upon that analysis, no valuation reserve was required.